UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment  [  ]; Amendment Number: ______
This Amendment (Check only one.):  [  ] is a restatement.
		                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	  Alpine Partners USVI, LLC
Address:  6100 Red Hook
	  Quarter #2, Suite A3-1
	  St. Thomas, VI 00802

Form 13F File Number:  28-15021

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Andrew Park
Title:	Chief Operating Officer
Phone:  646-961-3213


Signature, Place, and Date of Signing:

  (s) Andrew Park       St. Thomas, US Virgin Islands       11/14/2012
-------------------  ----------------------------------	  -------------
    [Signature]     	     [City, State]		     [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this
    report, and all holdings are reported by other 	reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total:  86

Form 13F Information Table Value Total: $52,228
				       (thousands)

List of Other Included Managers:  	 NONE

                                                            VALUE             SH/    PUT/   INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   ($000's)  AMOUNT    PRN     CALL  DISCRETION  MANAGER    SOLE  SHARED NONE
----------------------------------------------------------------- ----------------  ----- -----------------------------------------

3M CO                                 COM        88579Y101   345      3730      SH               SOLE             3730
ACCENTURE PLC                     SHS CLASS A    G1151C101   447      6386      SH               SOLE             6386
AMERICAN EXPRESS CO                   COM        025816109   276      4851      SH               SOLE             4851
AMERICAN INTERNATIONAL GROUP IN       COM        026874784   7888    240576     SH               SOLE            240576
AQUA AMERICA INC                      COM        03836W103   1142     46126     SH               SOLE             46126
ARCHER DANIELS MIDLAND CO             COM        039483102   280      10311     SH               SOLE             10311
ATMOS ENERGY CORP                     COM        049560105   470      13126     SH               SOLE             13126
AVON PRODS INC                        COM        054303102   172      10807     SH               SOLE             10807
BAKER HUGHES INC                      COM        057224107   898      19854     SH               SOLE             19854
BANCO SANTANDER SA                    ADR        05964H105   259      34739     SH               SOLE             34739
BANK OF AMERICA CORPORATION           COM        060505104   1743    197354     SH               SOLE            197354
BEMIS INC                             COM        081437105   318      10107     SH               SOLE             10107
BLYTH INC                           COM NEW      09643P207   390      15000     SH               SOLE             15000
BOSTON PRIVATE FINL HLDGS INC   *W EXP 11/21/201 101119113   199      50000     SH               SOLE             50000
BRISTOL MYERS SQUIBB CO               COM        110122108   226      6705      SH               SOLE             6705
CARDINAL HEALTH INC                   COM        14149Y108   333      8534      SH               SOLE             8534
CARLISLE COS INC                      COM        142339100   463      8919      SH               SOLE             8919
CHINA PETE & CHEM CORP           SPON ADR H SHS  16941R108   328      3553      SH               SOLE             3553
CISCO SYSTEMS INC                     COM        17275R102   444      23235     SH               SOLE             23235
CITIGROUP INC                       COM NEW      172967424   260      7961      SH               SOLE             7961
CITIGROUP INC                   *W EXP 01/04/201 172967226   375     1000000    SH               SOLE            1000000
CITIGROUP INC                   *W EXP 10/28/201 172967234    99     2000000    SH               SOLE            2000000
CLARCOR INC                           COM        179895107   539      12087     SH               SOLE             12087
CLIFFS NATURAL RESOURCES INC          COM        18683K101   383      9782      SH               SOLE             9782
CLOROX CO DEL                         COM        189054109   430      5966      SH               SOLE             5966
COMERICA INC                    *W EXP 11/14/201 200340115   2212    306100     SH               SOLE            306100
COMMERCE BANCSHARES INC               COM        200525103   439      10882     SH               SOLE             10882
CONSOLIDATED EDISON INC               COM        209115104   899      15012     SH               SOLE             15012
SELECT SECTOR SPDR FUND          SBI CONS DISCR  81369Y407   1604     34271     SH               SOLE             34271
SELECT SECTOR SPDR FUND          SBI CONS STPLS  81369Y308   2705     75512     SH               SOLE             75512
COSTCO WHSL CORP NEW                  COM        22160K105   224      2240      SH               SOLE             2240
DELTA AIR LINES INC DEL               COM        247361702   1361    148621     SH               SOLE            148621
DENDREON CORP                         COM        24823Q107   142      29535     SH               SOLE             29535
DIRECTV                               COM        25490A309   342      6521      SH               SOLE             6521
ECOLAB INC                            COM        278865100   200      3088      SH               SOLE             3088
ELDORADO GOLD CORP NEW                COM        284902103   160      10533     SH               SOLE             10533
ENERGY RECOVERY INC                   COM        29270J100    35      11843     SH               SOLE             11843
SELECT SECTOR SPDR FUND          SBI INT-ENERGY  81369Y506   476      6487      SH               SOLE             6487
FEDERAL REALTY INVT TR           SH BEN INT NEW  313747206   517      4909      SH               SOLE             4909
FIRST SOLAR INC                       COM        336433107   203      9176      SH               SOLE             9176
FLOWSERVE CORP                        COM        34354P105   281      2199      SH               SOLE             2199
FORD MTR CO DEL                  COM PAR $0.01   345370860   245      24831     SH               SOLE             24831
GENESEE & WYO INC                     CL A       371559105   996      14902     SH               SOLE             14902
GENUINE PARTS CO                      COM        372460105   236      3872      SH               SOLE             3872
GOLDCORP INC NEW                      COM        380956409   600      13069     SH               SOLE             13069
GREAT BASIN GOLD LTD                  COM        390124105    11     140616     SH               SOLE            140616
HCP INC                               COM        40414L109   284      6393      SH               SOLE             6393
SELECT SECTOR SPDR FUND          SBI HEALTHCARE  81369Y209   441      10989     SH               SOLE             10989
HONDA MOTOR LTD                    AMERN SHS     438128308   254      8214      SH               SOLE             8214
HORMEL FOODS CORP                     COM        440452100   278      9518      SH               SOLE             9518
ING GROEP N V                    SPONSORED ADR   456837103   275      34875     SH               SOLE             34875
INTERNATIONAL BUSINESS MACHS          COM        459200101   588      2834      SH               SOLE             2834
KINROSS GOLD CORP                  COM NO PAR    496902404   109      10665     SH               SOLE             10665
KRAFT FOOD                            COM        50075N104   1149     27794     SH               SOLE             27794
MAGELLAN MIDSTREAM PRTNRS LP     COM UNIT RP LP  559080106   886      10127     SH               SOLE             10127
MELLANOX TECHNOLOGIES LTD             SHS        M51363113   447      4400      SH               SOLE             4400
MERCURY GENL CORP NEW                 COM        589400100   346      8965      SH               SOLE             8965
MICROSOFT CORP                        COM        594918104   356      11949     SH               SOLE             11949
MOTRICITY INC                         COM        620107102   100     205000     SH               SOLE            205000
NATIONAL RETAIL PPTYS INC             COM        637417106   248      8138      SH               SOLE             8138
NEWMONT MINING CORP                   COM        651639106   202      3611      SH               SOLE             3611
NOVARTIS A G                     SPONSORED ADR   66987V109   495      8081      SH               SOLE             8081
NOVO-NORDISK A S                      ADR        670100205   401      2538      SH               SOLE             2538
NUCOR CORP                            COM        670346105   201      5244      SH               SOLE             5244
ONEOK PARTNERS LP               UNIT LTD PARTN   68268N103   501      8421      SH               SOLE             8421
PLAINS ALL AMERN PIPELINE L     UNIT LTD PARTN   726503105   302      3426      SH               SOLE             3426
PMC - SIERRA INC                      COM        69344F106    80      14264     SH               SOLE             14264
PROSHARES TR II                 ULTSH DJ UBS CRU 74347W668   814      20000     SH               SOLE             20000
QUESTAR CORP                          COM        748356102   759      37310     SH               SOLE             37310
RADIOSHACK CORP                       COM        750438103   259     108825     SH               SOLE            108825
RF MICRODEVICES INC                   COM        749941100    67      16946     SH               SOLE             16946
SAFEWAY INC                         COM NEW      786514208   406      25237     SH               SOLE             25237
SONOCO PRODS CO                       COM        835495102   352      11365     SH               SOLE             11365
SPDR S&P 500 ETF TR                 TR UNIT      78462F103   1857     12897     SH               SOLE             12897
STATOIL ASA                      SPONSORED ADR   85771P102   207      8014      SH               SOLE             8014
SUNTECH PWR HLDGS CO LTD              ADR        86800C104    24      27445     SH               SOLE             27445
SUNTRUST BKS INC                *W EXP 11/14/201 867914111   372     110500     SH               SOLE            110500
SELECT SECTOR SPDR TR              TECHNOLOGY    81369Y803   1537     49875     SH               SOLE             49875
TELEPHONE & DATA SYS INC            COM NEW      879433829   289      11294     SH               SOLE             11294
UNITED CONTL HLDGS INC                COM        910047109   960      49206     SH               SOLE             49206
UNITED PARCEL SERVICE INC              CL        911312106   648      9050      SH               SOLE             9050
U S AIRWAYS GROUP INC                 COM        90341W108   1287    123025     SH               SOLE            123025
VECTREN CORP                          COM        92240G101   219      7667      SH               SOLE             7667
WASHINGTON FED INC              *W EXP 11/14/201 938824117   303      82900     SH               SOLE             82900
WELLS FARGO & CO NEW                  COM        949746101   419      12148     SH               SOLE             12148
WINTRUST FINANCIAL CORP         *W EXP 12/19/201 97650W157   908      50000     SH               SOLE             50000
